Contract liabilities - Schedule of Contract Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Contract Liabilities Abstract
Advance receipt for treatment packages	¥ 186,066	¥ 193,931